Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share
Schedule of earning per share

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m

Profit attributable to ordinary shareholders — basic and diluted	2,025	1,739	1,653
Tax credit on distributions to other equity holders	50	51	51

	2,075	1,790	1,704

	Half-year to		Half-year to		Half-year to
	30 June		30 June		31 Dec
	2018		2017		2017
	£m		£m		£m

Weighted average number of ordinary shares in issue — basic	72,025		71,426		71,989
Adjustment for share options and awards	670		704		662

Weighted average number of ordinary shares in issue — diluted	72,695		72,130		72,651

Basic earnings per share	2.9	p	2.5	p	2.4	p
Diluted earnings per share	2.9	p	2.5	p	2.3	p